UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22461

Morgan Creek Global Equity Long/Short Institutional Fund
(Exact name of registrant as specified in charter)
301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip code)
Mark Vannoy Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(919) 933-4004

Date of fiscal year end:	March 31

Date of reporting period:	July 1, 2012-June 30, 2013

Item 1. Proxy Voting Record.

Morgan Creek Global Equity Long/Short Institutional Fund

The Morgan Creek Global Equity Long/Short Institutional Fund (“Institutional Feeder Fund”) invests all of its investable assets in the Global Equity Long/Short Fund (“Master Fund”).  There were no matters relating to the Master Fund considered at any shareholder meeting held during the period covered by this report with respect to which the Institutional Feeder Fund was entitled to vote.   The proxy voting record of the Institutional Feeder Fund is set forth in the Master Fund’s Form N-PX filing for the reporting period from July 1, 2012 to June 30, 2013, which was filed on August 14, 2013 under CIK 0001499859 and 1940 Act File Number 811-22459.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Creek Global Equity Long/Short Institutional Fund

By (Signature and Title)*	/s/ Mark W. Yusko
Mark W. Yusko, Chairman, President and Trustee

Date	August 14, 2013

*Print the name and title of each signing officer under his or her signature.